8. RECEIVABLES FROM CUSTOMERS, TRADERS AND POWER TRANSPORT CONCESSION HOLDERS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of trade and other receivables [abstract]
Schedule of trade and other receivables
	Balances not yet due	Up to 90 days past due	More than 91 up to 360 days past due	More than 361 days past due	2020	2019

Billed supply	1,518	637	387	583	3,125	3,130
Unbilled supply	1,145	—	—	—	1,145	1,204
Other concession holders – wholesale supply	18	26	1	5	50	47
Other concession holders – wholesale supply, unbilled	260	—	—	—	260	204
CCEE (Power Trading Chamber)	21	189	—	—	210	386
Concession Holders – power transport	45	14	17	85	161	187
Concession Holders – power transport, unbilled	295	—	—	—	295	253
(–) Provision for doubtful receivables	(278)	(12)	(15)	(407)	(712)	(810)
	3,024	854	390	266	4,534	4,601

Current assets					4,373	4,524
Non-current assets					161	77

Schedule of provision for allowance for doubtful accounts

The allowance for doubtful accounts is considered to be sufficient to cover any potential losses in the realization of accounts receivable, and the breakdown by type of customers is as follows:

	2020	2019
Residential	110	131
Industrial	188	197
Commercial, services and others	190	161
Rural	30	32
Public authorities	83	201
Public lighting	2	2
Public services	35	31
Charges for use of the network (TUSD)	74	55
	712	810

Schedule of changes in provision for doubtful accounts

Changes in the allowance for doubtful accounts in 2020, 2019 and 2018 are as follows:

Balance at December 31, 2017	568
Effect of adoption of IFRS 9 on Jan. 1, 2018	150
Additions, net (Note 30 d)	264
Write-off	(231)
Balance at December 31, 2018	751
Additions, net (Note 30 d)	238
Disposals	(179)
Balance at December 31, 2019	810
Additions, net (Note 30 d)	146
Disposals	(244)
Balance at December 31, 2020	712